STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

12.  STOCKHOLDERS’ EQUITY

Preferred Stock

The board of directors has the authority, without further action by the stockholders, to issue up to 10,000,000 shares of preferred stock in one or more series and to fix the rights, preferences, privileges and restrictions thereof. These rights, preferences, and privileges could include dividend rights, conversion rights, voting rights, redemption rights, liquidation preferences, sinking fund terms, and the number of shares constituting any series or the designation of such series, any or all of which may be greater than the rights of common stock.

Series A Preferred Stock

On March 30, 2026, the Company filed a Certificate of Designation of Preferences, Rights and Limitations with the Secretary of State of the State of Delaware designating 31,412 shares out of the authorized but unissued shares of its preferred stock as Series A Preferred Stock with a stated value of $1,000 per share (the “Series A Certificate of Designation”). The following is a summary of the principal terms of the Series A Preferred Stock as set forth in the Series A Certificate of Designation:

Voting Rights

Holders of Series A Preferred Stock have no voting power except as required by the Delaware General Corporation Law or as set forth in the Certificate of Designations with respect to certain protective matters requiring the consent of the Required Holders.

Conversion

Each share of Series A Preferred Stock is convertible at any time at the option of the holder into shares of Common Stock at a conversion rate determined by dividing the conversion amount by the conversion price of $29.06 per share or with alternate conversion options at 90% of the lowest VWAP during the five preceding trading days or upon a triggering event at 80% of such VWAP, with the conversion amount subject to a required premium of 125%, in each case subject to a 4.99% beneficial ownership limitation (adjustable to 9.99% upon 61 days’ prior written notice) and a $2.25 conversion floor price after shareholder approval.

Dividends

Dividends are payable when and as declared by the Board of Directors in its sole discretion, in cash, securities or other assets, on the stated value of each share, provided that upon the occurrence and continuance of a triggering event, default dividends accrue at a rate of 15.0% per annum.

Ranking

The Series A Preferred Stock ranks senior to the Common Stock and all other junior capital stock with respect to dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company.

Liquidation

Upon a liquidation event, holders of Series A Preferred Stock are entitled to receive, before any payment to holders of junior stock, an amount per share equal to the sum of (i) the Black-Scholes value of the outstanding portion of all Warrants held by such holder and (ii) the greater of (A) 125% of the applicable conversion amount and (B) the amount per share such holder would receive upon conversion immediately prior to such event.

Series A Preferred Stock and Warrants

On March 30, 2026, the Company entered into a securities purchase agreement (the “Preferred Stock Purchase Agreement”) with certain institutional investors, including certain holders of convertible notes (the “March 2026 Notes”) of the Company (collectively, the “Buyers”) pursuant to which the Company issued and sold to the Buyers in a private placement (the “Private Placement”) (i) 11,411.5 shares of the Company’s newly designated Series A Convertible Preferred Stock, par value $0.0001 per share, with a stated value of $1,000 per share, convertible into shares of Common Stock at an initial conversion price of $29.06 per share (the “Series A Preferred Stock”) and (ii) warrants to purchase up to 490,861 shares of Common Stock at an initial exercise price of $29.06 per share, subject to adjustment (the “2026 Warrants”).

The purchase price under the Preferred Stock Purchase Agreement was satisfied in cash and by exchange of $2.6 million March 2026 Notes. The gross proceeds from the Private Placement were $4.6 million prior to deducting offering expenses payable by the Company.

On June 22, 2026, at an Additional Closing pursuant to the Preferred Stock Purchase Agreement, the Company issued and sold, and certain Buyers purchased, in a private placement: 5,000 shares of the Series A Preferred Stock and warrants to purchase up to 215,073 shares of Common Stock at an initial exercise price of $29.06 per share, subject to adjustment (the “2026 Warrants”) for aggregate proceeds of approximately $4.0 million.

As of June 30, 2026, there were 26,411.5 shares of Series A-1 Preferred Stock outstanding, including the Commitment Shares (discussion further below).

Common Stock

Voting Rights

Each holder of common stock is entitled to one vote for each share on all matters submitted to a vote of the stockholders, including the election of directors. The Company’s amended and restated certificate of incorporation and the Company’s amended and restated bylaws do not provide for cumulative voting rights. The holders of one-third of the stock issued and outstanding and entitled to vote, present in person or represented by proxy, constitutes a quorum for the transaction of business at all meetings of the stockholders.

Dividends

The Company has never paid any cash dividends to stockholders and do not anticipate paying any cash dividends to stockholders in the foreseeable future. Any future determination to pay cash dividends will be at the discretion of our board of directors and will be dependent upon financial condition, results of operations, capital requirements and such other factors as the board of directors deems relevant.

Market Information

The Company’s common stock trades on the Nasdaq Stock Market LLC under the symbol “SMTK”.

March 2026 Registered Direct Offering

On March 20, 2026, the Company entered into a securities purchase agreement (the “March 2026 RDO Purchase Agreement”) with certain institutional investors, pursuant to which the Company issued and sold to such investors 227,307 shares of the Company’s Common Stock at a purchase price of $11.52 per share (the “March 2026 Offering”).

The Company received gross proceeds of $2.6 million, before deducting offering expenses payable by the Company.

Equity Line of Credit

On March 30, 2026, the Company entered into a Common Stock Purchase Agreement (the “ELOC Purchase Agreement”) with an equity line investor (the “Investor”), pursuant to which the Company has the right, but not the obligation, to sell to the Investor, and the Investor is obligated to purchase, up to  lesser of (a) $500,000,000 and (b) 19.99% of the Company’s outstanding shares of Common Stock as of the date of the ELOC Purchase Agreement, which number of shares shall be reduced, on a share-for-share basis, by the number of shares of Common Stock issued or issuable pursuant to any transaction or series of transactions that may be aggregated with the transactions contemplated by the ELOC Purchase Agreement under applicable rules of the Trading Market (as defined under the ELOC Purchase Agreement), (unless stockholder approval is obtained or applicable sales qualify as “at market” under applicable rules of The Nasdaq Stock Market LLC), from time to time during the period commencing April 8, 2026 (the effective date of the Company’s registration statement on Form S-1 registering the resale of shares issuable under the ELOC Purchase Agreement) and ending upon termination of the ELOC Purchase Agreement. Sales of Common Stock to the Investor under the ELOC Purchase Agreement, if any, will be made by the Company at its sole discretion from time to time by delivering purchase notices to the Investor (each, a “VWAP Purchase”). The purchase price per share for each VWAP Purchase will be equal to 90% of the lesser of (i) the lowest sale price of the Common Stock on the applicable purchase date and (ii) the volume weighted average price of the Common Stock during the applicable purchase period.

In connection with signing the ELOC Purchase Agreement, the Company issued 10,000 shares of Series A Preferred Stock to the Investor as Commitment Shares. An expense of $11.9 million was recorded for the commitment shares issued upon signing the ELOC.

During the six months ended June 30, 2026, the Company sold 82,600 shares of Common Stock for gross proceeds of approximately $1.6 million under the ELOC Purchase Agreement.

Common Stock Warrants

A summary of the Company’s warrants to purchase common stock activity is as follows:

				Weighted-
				Average
			Weighted-	Remaining
			Average	Contractual
	Number of	Exercise Price	Exercise	Term
	Shares	per Share	Price	(Years)
Warrants outstanding at January 1, 2026	60,481	$17.50 - $3,500.00	$314.00	2.81
Issued	708,376		29.08
Exercised	(2,130)		—
Expired	(564)		17.50 - 3,500.00
Warrants outstanding at June 30, 2026	766,163	$17.50 - $3,500.00	$49.06	2.54

During the quarter ended June 30, 2026, 273 common stock warrants were issued at an exercise price of $31.25, 2,164 common stock warrants were issued at an exercise price of $36.320 and 215,073 common stock warrants were issued at an exercise price of $29.06. During the quarter ended June 30, 2026, 2,130 common stock warrants were exercised at a price of $17.50.

A summary of the Company’s pre-funded warrants to purchase common stock activity is as follows:

		Weighted-
		Average
	Number of	Exercise
	Shares	Price
Pre-funded warrants outstanding at January 1, 2026	30,650	$0.4850
Issued	20,644	0.0050
Exercised	(43,489)	0.0050
Expired	—	—
Pre-funded warrants outstanding at June 30, 2026	7,805	$1.8812

During the quarter ended June 30, 2026, 4,868 prefunded warrants were exercised at a price of $0.0050.

9.STOCKHOLDERS’ EQUITY:

Preferred Stock

The board of directors has the authority, without further action by the stockholders, to issue up to 10,000,000 shares of preferred stock in one or more series and to fix the rights, preferences, privileges and restrictions thereof. These rights, preferences, and privileges could include dividend rights, conversion rights, voting rights, redemption rights, liquidation preferences, sinking fund terms, and the number of shares constituting any series or the designation of such series, any or all of which may be greater than the rights of common stock.

Pursuant to the terms of the Series A-1 Certificate of Designation, on May 7, 2025, the remaining 856 outstanding shares of Series A-1 Preferred Stock automatically converted into an aggregate of 13,816 shares of common stock and pre-funded Class C Warrants to purchase 25,649 shares of common stock. The Company filed a Certificate of Elimination with respect to the Series A-1 Certificate of Designation, pursuant to which, effective May 7, 2025, all matters set forth in the Series A-1 Certificate of Designation were eliminated from the Company’s Amended and Restated Certificate of Incorporation.

As of December 31, 2025, there were no shares of Series A-1 Preferred Stock outstanding.

Common Stock

Voting Rights

Each holder of common stock is entitled to one vote for each share on all matters submitted to a vote of the stockholders, including the election of directors. The Company’s amended and restated certificate of incorporation and the Company’s amended and restated bylaws do not provide for cumulative voting rights. The holders of one-third of the stock issued and outstanding and entitled to vote, present in person or represented by proxy, shall constitute a quorum for the transaction of business at all meetings of the stockholders.

Dividends

The Company has never paid any cash dividends to shareholders and does not anticipate paying any cash dividends to shareholders in the foreseeable future. Any future determination to pay cash dividends will be at the discretion of our board of directors and will be dependent upon financial condition, results of operations, capital requirements and such other factors as the board of directors deems relevant.

Market Information

The Company’s common stock has been trading on the Nasdaq Stock Market LLC under the symbol “SMTK” since May 31, 2024.

Common Stock Issued to Vendors for Services

During the twelve months ended December 31, 2025, 490,000 shares of our common stock were issued to a vendor in consideration for services provided.

Common Stock Warrants

A summary of the Company’s warrants to purchase common stock activity is as follows:

				Weighted-
				Average
			Weighted-	Remaining
			Average	Contractual
	Number of	Exercise Price	Exercise	Term
	Shares	per Share	Price	(Years)
Warrants outstanding at January 1, 2025	103,433	$17.50 - $3,500.00	$274.00	2.26
Issued	8,000		137.50
Exercised	(4)		17.50
Expired	(51,000)		150.00
Warrants outstanding at December 31, 2025	60,429	$17.50 - $3,500.00	$314.01	2.81

During the year ended December 31, 2025, 4 Class B Warrants were exercised at an exercise price of $17.50.

During the year ended December 31, 2025, 8,000 Note Warrants were issued at an exercise price of $137.50.

On December 31, 2025, 51,000 Class D Warrants expired.

The company accounted for Note Warrants issued by first considering the criteria under ASC 480 for liability classification, then evaluating the indexation requirements and the scope exception in ASC 815-10 and finally assessing additional equity considerations under ASC 815-40-25 to determine if the warrants should be classified as equity. The Company determined that the Note Warrants associated the Notes qualified for equity classification.

Since the Note Warrants are deemed to be classified as equity, the proceeds received are allocated between the Notes and the Note Warrants using the relative fair value method. The fair value of the Note Warrants is calculated using a Black-Scholes calculation using the following inputs:

October 31,
2025
Expected term (years)	2.5
Risk-free interest rate	3.60%
Expected volatility	50%
Expected dividend yield	0%

A summary of the Company’s pre-funded warrants to purchase common stock activity is as follows:

		Weighted-
		Average
	Number of	Exercise
	Shares	Price
Pre-funded warrants outstanding at January 1, 2025	46,375	$0.32
Issued	25,649	0.0050
Exercised	(41,378)	0.0050
Expired	—	—
Pre-funded warrants outstanding at December 31, 2025	30,646	$0.4839

The Company’s pre-funded warrants have no expiration date and may be exercised at any time until all of the pre-funded warrants are exercised in full.

During the year ended December 31, 2025, 25,649 Class C Warrants were issued at an exercise price of $0.0050.

During the year ended December 31, 2025, 41,378 prefunded warrants were exercised at an exercise price of $0.0050.